EQUITY - Share capital (Details) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺) Vote ₺ / shares shares	Dec. 31, 2020 TRY (₺) ₺ / shares shares	Jul. 05, 2021 TRY (₺) shares	May 25, 2021 ₺ / shares shares	Jun. 24, 2019 ₺ / shares
Share capital
Number of shares authorised and paid-in | shares	325,998,290	56,865,658	325,998,000	284,328,290
Nominal value per share | ₺ / shares	₺ 0.20	₺ 1		₺ 0.20	₺ 1
Issued capital	₺ 65,200	₺ 56,866	₺ 65,200
Shares held by shareholders (in percent)	100.00%	100.00%
TurkCommerce B.V
Share capital
Issued capital	₺ 9,500	₺ 14,216
Shares held by shareholders (in percent)	14.57%	25.00%
Hanzade Vasfiye Dogan Boyner
Share capital
Issued capital	₺ 13,973	₺ 13,973
Shares held by shareholders (in percent)	21.43%	24.57%
Vuslat Dogan Sabanc
Share capital
Issued capital	₺ 9,708	₺ 9,708
Shares held by shareholders (in percent)	14.89%	17.07%
Yasar Begumhan Dogan Faralyal
Share capital
Issued capital	₺ 9,708	₺ 9,708
Shares held by shareholders (in percent)	14.89%	17.07%
Arzuhan Dogan Yalcndag
Share capital
Issued capital	₺ 8,854	₺ 8,854
Shares held by shareholders (in percent)	13.58%	15.57%
Isl Dogan
Share capital
Issued capital	₺ 407	₺ 407
Shares held by shareholders (in percent)	1.00%	1.00%
Public shares
Share capital
Issued capital	₺ 13,050
Shares held by shareholders (in percent)	20.02%
Group Shares A
Share capital
Number of shares authorised and paid-in | shares	40,000,000
Number of votes | Vote	15
Group Shares B
Share capital
Number of shares authorised and paid-in | shares	285,998,290
Number of votes | Vote	1